Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® Retirement Fund will be renamed BlackRock LifePath® Dynamic Retirement Fund (“LifePath Retirement Fund”).

BlackRock LifePath® 2020 Fund will be renamed BlackRock LifePath® Dynamic 2020 Fund (“LifePath 2020 Fund”).

BlackRock LifePath® 2025 Fund will be renamed BlackRock LifePath® Dynamic 2025 Fund (“LifePath 2025 Fund”).

BlackRock LifePath® 2030 Fund will be renamed BlackRock LifePath® Dynamic 2030 Fund (“LifePath 2030 Fund”).

BlackRock LifePath® 2035 Fund will be renamed BlackRock LifePath® Dynamic 2035 Fund (“LifePath 2035 Fund”).

BlackRock LifePath® 2040 Fund will be renamed BlackRock LifePath® Dynamic 2040 Fund (“LifePath 2040 Fund”).

BlackRock LifePath® 2045 Fund will be renamed BlackRock LifePath® Dynamic 2045 Fund (“LifePath 2045 Fund”).

BlackRock LifePath® 2050 Fund will be renamed BlackRock LifePath® Dynamic 2050 Fund (“LifePath 2050 Fund”).

BlackRock LifePath® 2055 Fund will be renamed BlackRock LifePath® Dynamic 2055 Fund (“LifePath 2055 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[4]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.43%	0.48%	0.43%	0.38%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[4]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.44%	0.49%	0.44%	0.39%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[4]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.22%	2.02%	0.97%	1.42%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[4]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.50%	0.55%	0.50%	0.45%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[3,7]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[8]	1.35%	2.15%	1.10%	1.55%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.45)%	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.90%	1.70%	0.65%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[4]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$612	$858	$1,123	$1,878
Investor C Shares	$273	$598	$1,050	$2,303
Institutional Shares	$66	$273	$496	$1,139
Class R Shares	$112	$414	$737	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$173	$598	$1,050	$2,303

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.37%	0.42%	0.37%	0.32%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.21%	2.01%	0.96%	1.41%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[4]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.71%	0.76%	0.71%	0.66%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.55%	2.35%	1.30%	1.75%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.66)%	(0.66)%	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.23%
Administration Fees	0.15%
Independent Expenses[3]	0.08%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.24%
Administration Fees	0.15%
Independent Expenses[3]	0.09%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.77%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.30%
Administration Fees	0.15%
Independent Expenses[3]	0.15%
Acquired Fund Fees and Expenses[1,4]	0.25%
Total Annual Fund Operating Expenses[5]	0.90%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.45%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$46	$210	$387	$902

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.17%
Administration Fees	0.15%
Independent Expenses[3]	0.02%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	0.76%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.51%
Administration Fees	0.15%
Independent Expenses[3]	0.36%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	1.10%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of the LifePath Retirement Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, LifePath Retirement Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, LifePath Retirement Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). LifePath Retirement Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). LifePath Retirement Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

LifePath Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for LifePath Retirement Fund and to determine LifePath Retirement Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath Retirement Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Fund’s risk profile.

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® Retirement Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® Retirement Fund will be renamed BlackRock LifePath® Dynamic Retirement Fund (“LifePath Retirement Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[4]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of the LifePath Retirement Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, LifePath Retirement Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, LifePath Retirement Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). LifePath Retirement Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). LifePath Retirement Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

LifePath Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for LifePath Retirement Fund and to determine LifePath Retirement Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath Retirement Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Fund’s risk profile.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2020 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2020 Fund will be renamed BlackRock LifePath® Dynamic 2020 Fund (“LifePath 2020 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[4]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2025 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2025 Fund will be renamed BlackRock LifePath® Dynamic 2025 Fund (“LifePath 2025 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.43%	0.48%	0.43%	0.38%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[4]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2030 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2030 Fund will be renamed BlackRock LifePath® Dynamic 2030 Fund (“LifePath 2030 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[4]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2035 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2035 Fund will be renamed BlackRock LifePath® Dynamic 2035 Fund (“LifePath 2035 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.44%	0.49%	0.44%	0.39%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[4]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2040 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2040 Fund will be renamed BlackRock LifePath® Dynamic 2040 Fund (“LifePath 2040 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.22%	2.02%	0.97%	1.42%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[4]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2045 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2045 Fund will be renamed BlackRock LifePath® Dynamic 2045 Fund (“LifePath 2045 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.50%	0.55%	0.50%	0.45%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[3,7]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[8]	1.35%	2.15%	1.10%	1.55%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.45)%	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.90%	1.70%	0.65%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[4]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$612	$858	$1,123	$1,878
Investor C Shares	$273	$598	$1,050	$2,303
Institutional Shares	$66	$273	$496	$1,139
Class R Shares	$112	$414	$737	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$173	$598	$1,050	$2,303

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock Lifepath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2050 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2050 Fund will be renamed BlackRock LifePath® Dynamic 2050 Fund (“LifePath 2050 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.37%	0.42%	0.37%	0.32%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.21%	2.01%	0.96%	1.41%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[4]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Investor A, C, Institutional and Class R | BlackRock LifePath 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2055 Fund will be renamed BlackRock LifePath® Dynamic 2055 Fund (“LifePath 2055 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00% [2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.71%	0.76%	0.71%	0.66%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.55%	2.35%	1.30%	1.75%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.66)%	(0.66)%	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[4]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.
[5]	Administration Fees have been restated to reflect current fees.
[6]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[7]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® Retirement Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® Retirement Fund will be renamed BlackRock LifePath® Dynamic Retirement Fund (“LifePath Retirement Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.
[3]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of the LifePath Retirement Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, LifePath Retirement Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, LifePath Retirement Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). LifePath Retirement Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). LifePath Retirement Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

LifePath Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for LifePath Retirement Fund and to determine LifePath Retirement Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath Retirement Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Fund’s risk profile.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2020 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2020 Fund will be renamed BlackRock LifePath® Dynamic 2020 Fund (“LifePath 2020 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2025 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2025 Fund will be renamed BlackRock LifePath® Dynamic 2025 Fund (“LifePath 2025 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.23%
Administration Fees	0.15%
Independent Expenses[3]	0.08%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2030 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2030 Fund will be renamed BlackRock LifePath® Dynamic 2030 Fund (“LifePath 2030 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2035 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2035 Fund will be renamed BlackRock LifePath® Dynamic 2035 Fund (“LifePath 2035 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.24%
Administration Fees	0.15%
Independent Expenses[3]	0.09%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2040 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2040 Fund will be renamed BlackRock LifePath® Dynamic 2040 Fund (“LifePath 2040 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.77%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2045 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2045 Fund will be renamed BlackRock LifePath® Dynamic 2045 Fund (“LifePath 2045 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.30%
Administration Fees	0.15%
Independent Expenses[3]	0.15%
Acquired Fund Fees and Expenses[1,4]	0.25%
Total Annual Fund Operating Expenses[5]	0.90%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.45%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$46	$210	$387	$902

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock Lifepath 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2050 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2050 Fund will be renamed BlackRock LifePath® Dynamic 2050 Fund (“LifePath 2050 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.17%
Administration Fees	0.15%
Independent Expenses[3]	0.02%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	0.76%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

Class K | BlackRock LifePath 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf3_SupplementTextBlock
BLACKROCK FUNDS III

BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® 2055 Fund will be renamed BlackRock LifePath® Dynamic 2055 Fund (“LifePath 2055 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.51%
Administration Fees	0.15%
Independent Expenses[3]	0.36%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	1.10%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.
[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.
[3]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.
[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.